Submission	Nov. 13, 2025
Submission [Line Items]
Central Index Key	0001793229
Registrant Name	Claritev Corp
Registration File Number	333-249779
Form Type	S-1
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A